Finance Costs - Summary of Finance Costs (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Finance Income And Costs [Abstract]
Interest charges and other finance costs	$ (1,061,588)	$ (2,764,389)
Interest expense on unsecured convertible debentures	(275,140)
Penalty on reimbursment, loss on financing and discounted fees on debt reimbursment (note 4)	(920,429)
Foreign exchange loss	(189,122)	(7,757)
Finance costs	$ (2,446,279)	$ (2,772,146)